RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of Amounts due to Related Parties, long-term debt (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Amounts due to Related Parties, long-term debt

	January 31, 2023	January 31, 2022

Due to a company owned by an officer and director	$-	$74,763
Due to a company controlled by officers and directors	-	84,750
Total due to related parties	$-	$159,513